Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

Received SEC

JAN 11 2013

Washington, DC 20549

NYSE EURONEXT

[redacted]

13000096

001-08951

January 11, 2013

CFM N/S

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, M.D.C. HOLDINGS, INC. 6.000% Senior Notes due 2043, and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on January 10, 2013. Tentative listing date – January 15, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com